Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	11 years	12 years
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	10 years	11 years